Goodwill and other intangible assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jan. 31, 2011
Goodwill and other intangible assets [Abstract]
Purchase price of Universal Wireline			$ 26
Goodwill [Roll Forward]
Net book balance, beginning of period	1,320	1,676
Goodwill acquired during the year	0	0
Impairment losses	0	0
Currency adjustments	0	15
Deconsolidation Archer	0	(371)
Net book balance, end of period	1,320	1,320
Well Services [Member]
Other intangible assets [Roll Forward]
Net book balance, beginning of period	0	57
Intangible assets acquired during the year	0	0
Depreciation	0	0
Deconsolidation Archer	0	(57)
Net book balance, end of period	$ 0	$ 0